Stock Options and Warrants - Warrants Issued with Preferred Stock - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2008	May 12, 2008	Sep. 30, 2014	Aug. 31, 2013	Jul. 31, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 24, 2013	May 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	44,983,988			7,762,500					3,500,000	6,569,550
Warrants exercisable price					$ 0.25	$ 0.15	$ 0.20	$ 0.20
Expiration date of warrants	Oct. 24, 2013
Expiry date of warrants	Sep. 30, 2016
Skin Care Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	200,000			200,000					200,000	200,000
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares in each unit		1
Warrants exercisable price											$ 0.15
Expiration date of warrants	Jan. 31, 2013
Expiry date of warrants	Jan. 31, 2013
Series A Preferred Stock [Member] | Warrants Issued with Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants in each unit		2
Warrants outstanding	0	2,000,000							1,600,000
Warrants exercisable price	0.25
Series A Preferred Stock [Member] | Warrants Issued with Preferred Stock [Member] | Skin Care Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants in each unit		2
Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares in each unit		1	1
Warrants exercisable price			$ 0.50								$ 0.15	$ 0.50
Expiration date of warrants	Jul. 31, 2013
Expiry date of warrants	Jul. 31, 2013
Series B Preferred Stock [Member] | Warrants Issued with Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants in each unit		2
Warrants outstanding	0	1,100,000							300,000
Warrants exercisable price	0.25			0.25
Series B Preferred Stock [Member] | Warrants Issued with Preferred Stock [Member] | Skin Care Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants in each unit		2